ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Trade payables	CAD 2,443	CAD 1,506
Fair value of derivative contracts (Note 24)	607	926
Unredeemed shares of Columbia	317	0
Regulatory liabilities (Note 10)	178	44
Other	316	177
Accounts payable and other	CAD 3,861	CAD 2,653